Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 4,625	$ 4,948
Less: accumulated depreciation	(1,576)	(1,562)
Property and equipment, net	3,049	3,386
Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	952	1,020
Buildings [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	2,334	2,499
Buildings improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	142	152
Laboratory equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	741	793
Office equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	112	120
Transportation equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	21	23
Other equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	48	52
Leasehold improvement [Member}
Property and Equipment, Net [Line Items]
Property and equipment, gross	140	150
Construction in progress [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 135	$ 139